Lease	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease
23.Lease
The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31, 2021	As of December 31, 2022
	RMB	RMB
Operating lease right-of-use assets	247,819	162,180
Operating lease liabilities	264,069	186,107
Lease
expenses
for
these
leases
are
recognized
on a
straight
-line
basis
over the
lease
term.
For
short-
term
leases
over
which
the
Group
has
elected
not
to
apply
the
recognition
requirements of
ASC
842
, the
Group
has
recognized
the
lease
payments as
expenses
on a
straight
-line
basis
over
the
lease term.
For
the
year
ended
December
31,
2020
, total
rental
expenses
under
all
operating
leases
were
RMB6,941. For
the
years
ended
December
31
,
2021
and
2022
, total lease
cost
comprised
of
the
following
:

	For the Year Ended December 31,
	2021	2022
	RMB	RMB
Operating lease cost	46,102	39,476
Short term lease cost	385	1,724

Total lease cost	46,487	41,200

The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2022:

As of December 31, 2022
RMB
2023	19,100
2024	26,084
2025	26,559
2026	28,201
2027	29,755
Thereafter	99,792

Total operating lease payments (undiscounted)	229,491
Less: Imputed interest	(43,384)

Total operating lease liabilities (discounted)	186,107

As of December 31, 2022, the Group has no significant lease contract that has been entered into but not yet commenced.

Supplemental cash flow information related to the operating leases was as follow:

	For the Year Ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in operating lease liabilities	27,360	24,554

Pursuant to the lease agreements dated in March and August 2022, the Group’s certain leased space was decreased, which led to terminations and partial terminations of the lease contracts. The difference between the decrease in the carrying amount of the lease liabilities and the proportionate decrease in the carrying amount of the right-of-use
assets was recorded as others, net of RMB7,215 in consolidated statements of comprehensive income/(loss). The decrease of lease liabilities constituted a non-cash
financing activity.